16. Short-term borrowings and long-term borrowings (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Loans Payable Details [Line Items]
Debtor finance balance	$ 2,226	$ 2,691
Interest expenses of bank loans from continuing operations	$ 544	$ 525	$ 567
Shortterm Borrowings [Member]
Schedule Of Loans Payable Details [Line Items]
Average interest rate on short-term, borrowings	7.97%	7.39%		5.65%
Santander Bank [Member]
Schedule Of Loans Payable Details [Line Items]
Bank loan	$ 6,256	$ 6,017
Debt stated interest rate	2.83% and 3.96%
Debt maturity date	February 16, 2027
Scottish Pacific [Member] | Solar Juice [Member]
Schedule Of Loans Payable Details [Line Items]
Other long term debt	$ 5,637
Debtor finance balance	$ 2,226	$ 2,691